FINANCIAL INSTRUMENTS - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional amount	$ 7,469,000,000	$ 434,000,000
Collateral pledged	23,000,000	13,000,000
Repurchase agreements and cash collateral on securities lent	0	0	$ 150,000,000	$ 150,000,000
Interest expense on repurchase agreements and cash collateral on securities lent	$ 0	0
Minimum
Disclosure Of Financial Assets And Liabilities [Line Items]
Percentage of liabilities connected with insurance	80.00%
Maximum
Disclosure Of Financial Assets And Liabilities [Line Items]
Percentage of liabilities connected with insurance	90.00%
Bond futures, foreign exchange forwards and options
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative term	1 year
Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Collateral pledged	$ 23,000,000	13,000,000
Options
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative term	4 years
AFS investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Impairment expense	$ 0	0
Credit risk | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative counterparty credit risk	$ 146,000,000	$ 7,000,000